Fees Summary	Feb. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000
Previously Paid Amount	36,900
Total Fee Amount	59,865
Total Offset Amount	0
Net Fee	$ 22,965